SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Service Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Number of options
Outstanding at January 1, 2017	5,354,220
Granted	9,239,668
Forfeited	(1,179,021)
Outstanding at June 30, 2017	13,413,867	5,354,220
Exercisable at June 30, 2017	1,720,928
Weighted average Exercise price
Outstanding at January 1, 2017	$ 4.04
Granted	1.75
Forfeited	4.99
Outstanding at June 30, 2017	2.38	$ 4.04
Exercisable at June 30, 2017	$ 6.30
Weighted average Remaining contractual term
Outstanding	4 years 1 month 24 days	2 years 9 months 25 days
Exercisable	1 year 5 months 20 days
Outstanding at January 1, 2017	$ 549
Outstanding at June 30, 2017	4,010	$ 549
Exercisable at June 30, 2017	$ 10